AUDITOR’S RENUMERATION	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
AUDITOR’S RENUMERATION

19. AUDITOR’S RENUMERATION

During the period, the group obtained the following services from the company’s auditors PKF, our independent registered public accounting firm and Mazars, our previous independent registered public accounting firm.:

Mazars LLP	March 31, 2025	March 31, 2024	March 3,1 2023
	$	$	$
Fees payable to the company’s auditors for the audit of the parent company and consolidated financial statements	-	-	106,927

Fees payable to the company’s auditors for other services:
Audit-related assurance services	26,566	7,354	227,208

	26,566	7,354	334,135

PKF Littlejohn LLP	March 31, 2025	March 31, 2024	March 31, 2023
	$	$	$
Fees payable to the company’s auditors for the audit of the parent company and consolidated financial statements	133,887	125,701	120,557

Fees payable to the company’s auditors for other services:
Audit-related assurance services	22,400	25,140	-

	156,287	150,841	120,557